As filed with the Securities and Exchange Commission on December 8, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2014

www.zcmfunds.com

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Unaudited)

Annual period ending 9.30.14

The Ziegler Strategic Income Fund (the "Fund") continues to offer an attractive alternative to traditional bond funds. The ever-present interest rate and credit risks in the market were accompanied by bouts of heightened price volatility during the latter part of the fiscal year. The Fund is flexible in its mandate and mitigates unwanted risks, particularly interest rate risk. The Fund also reduces its exposure to factors such as credit spread risk when desirable and maintains a base line hedge to protect against sharp moves and to reduce overall fund volatility. Our ability to move across products, focus on credit analysis, as well as our hedging capabilities makes our Fund both disciplined and opportunistic.

During the first three quarters of the fiscal year, markets experienced relatively low volatility and consistent credit spread tightening. The fourth quarter witnessed a resurgence of volatility across markets with dislocations particularly pronounced in High Yield credit. Opportunities in the credit space have become incrementally more attractive as spreads widened in the last quarter of the year while fundamentals remained sound. Given these dynamics of wider spreads and the associated lower dollar prices of many issues, the Fund is in an improved position to offer income and potential capital appreciation.

Total return for the twelve month period through September 30, 2014 was 3.63% for the Institutional Class and 3.47% for the Investor Class, on a cumulative basis. Over that same period, the Citigroup 3-Month T-Bill Index, a well-known "risk free" benchmark, returned 0.036%, and the Barclays Capital U.S. Aggregate Bond Index, a widely used investment grade bond index, generated a return of 3.96%, also on a cumulative basis. The Barclay's Intermediate Aggregate Bond Index generated a return of 2.74% during the same twelve month period. The duration of the Barclay's Intermediate Aggregate Bond Index is much closer to that of the Fund as compared to the Barclay's Aggregate Bond Index.

The Fund is focused on providing capital appreciation and high current income with low volatility. To achieve this mandate, the Fund is an active participant in various credit markets where analysis and evaluation are of paramount importance in selecting individual issuers in which to invest. We are deeply rooted in fundamental credit analysis and we carefully assess and monitor the credit quality of each of the companies in which we allocate capital. We place particular emphasis on the level and volatility of a company's cash flows relative to its debt service obligations, amongst other metrics. Our approach and expertise allows us to look across a company's capital structure (from bank debt to common stock) enabling us to select the best risk adjusted instrument in which to invest. This strategy takes advantage of our ability to participate in a variety of markets, including convertible, corporate and municipal bonds and preferred stocks.

In addition, the Fund employs a base-line hedging strategy designed to provide protection against declines in asset prices from rising interest rates and wider credit spreads. The hedging instruments we use include U.S. treasury securities, options on high yield indices and exchange-traded funds (ETFs). In addition, we may selectively use individual credits as hedges.

Investment results over the annual period ending September 30, 2014 were driven by the performance of the high yield, preferred and convertible markets and our decision to slightly decrease the portfolio's exposure to income producing investments. At the end of September 2013, the portfolio had investments in high yield bonds of 76% of total assets and preferred securities of 21%. Investments in total income producing securities consisted of 97% of total assets. At the end of September 2014, the portfolio had investments in high yield bonds of 71% of total assets, preferred securities of 12% and convertible bonds of 8%. Investments in total income producing securities totaled 91% of total assets.

The portfolio is nearly fully invested in a variety of yield producing instruments including investment grade and high yield corporate bonds, convertible bonds and preferred securities based on the Fund's risk tolerance for today's market. The Fund continues to have exposure to the banking sector through the preferred security market as we believe that the yield premium offered in that market more than compensates for the lower positioning in the capital structure. The Fund has also established an allocation to convertible bonds as a means of attaining exposure to attractive underlying issuers that are not represented in other areas of the credit markets. Certain convertible bonds can also offer uncorrelated risk return profiles in times of stress, which serves to reduce overall portfolio volatility.

We remain constructive on credit going forward, albeit a bit cautiously given the rise in market volatility in the last quarter of the fiscal year as well as in the first couple of months of the new fiscal year. The overall rise in credit spreads over the last quarter, coupled with still healthy fundamentals, create an attractive risk / return opportunity. We continue to

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Unaudited) (Continued)

Annual period ending 9.30.14

favor investments in companies having relatively stable business profiles that produce positive free cash flow with relatively conservative balance sheets within their industry as a hedge against the potential for corporate re-leveraging. We believe current low default rates will remain for the foreseeable future and therefore we remain comfortable being nearly fully invested. The fund is positioned for what we expect will be higher trending interest rates over time as well as slightly tighter credit spreads.

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Paula Horn
Chief Investment Officer, Lead Portfolio Manager

Sergio Castellon
Senior Portfolio Manager

14-01070

Past performance is not a guarantee of future results.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

The report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Prices of bonds tend to move inversely with changes in interest rates. Some bonds may be redeemed before their maturity date and the Fund may have to reinvest the proceeds in an investment offering a lower yield. Failure of an issuer to make timely interest or principal payments or a perceived or real decline in the credit quality of a bond can cause a bond's price to fall. The Fund may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general. Prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity. The Fund may lose money if the strategy does not achieve Fund's objective or implement the strategy properly. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls and potentially have unlimited risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund's other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks. The Fund's portfolio turnover rate will likely exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

Ziegler Strategic Income Fund

LETTER TO SHAREHOLDERS (Unaudited) (Continued)

Annual period ending 9.30.14

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Barclays Capital U.S. Intermediate Aggregate Bond Index, is the intermediate component of the Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index.

Duration – A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

"Risk Free" rate: In theory, the risk-free rate is the minimum return an investor expects for any investment because he or she will not accept additional risk unless the potential rate of return is greater than the risk-free rate. In practice, however, the risk-free rate does not exist because even the safest investments carry a very small amount of risk. Thus, the interest rate on a three-month U.S. Treasury Bill is often used as the risk-free rate.

The Ziegler Strategic Income Fund is distributed by Quasar Distributors, LLC.

Ziegler Strategic Income Fund

PERFORMANCE SUMMARY (Unaudited)

September 30, 2014

Comparison of a Hypothetical $10,000 Investment in the Ziegler Strategic Income Fund Institutional Class*, Barclays Capital U.S. Aggregate Bond Index**, and Citigroup 3-Month T-Bill Index**

Total returns***
For the periods ended September 30, 2014

	One Year	Average Annual Since Inception
Ziegler Strategic Income Fund*
Investor Class	3.47%	1.59%
Institutional Class	3.63%	1.71%
Barclays Capital U.S. Aggregate Bond Index	3.96%	1.98%
Citigroup 3-Month T-Bill Index	0.04%	0.06%

*  Investor Class inception date was January 31, 2012. The Institutional Class inception date was February 1, 2013. Institutional Class share performance prior to February 1, 2013 reflects the Investor Class returns recalculated to apply the Institutional Class fees. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

**  The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

***  The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown in the graph and table do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Ziegler Strategic Income Fund

ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Net Assets)

September 30, 2014

TELECOMMUNICATIONS 12.7%
SHORT-TERM INVESTMENT 9.7%
BANKS 5.5%
RETAIL 5.1%
DIVERSIFIED FINANCIAL SERVICES 4.7%
MEDIA 4.7%
HEALTHCARE-SERVICES 4.6%
REITS 4.6%
OIL & GAS 4.2%
PHARMACEUTICALS 3.3%
PIPELINES 3.3%
SOFTWARE 3.3%
LODGING 3.1%
HOME BUILDERS 2.8%
MINING 2.8%
COMMERCIAL SERVICES 2.7%
ENTERTAINMENT 2.7%
MISCELLANEOUS MANUFACTURING 2.7%
PACKAGING & CONTAINERS 2.4%
INTERNET 2.3%
OTHER ASSETS IN EXCESS OF LIABILITIES 2.2%
OIL & GAS SERVICES 1.8%
CHEMICALS 1.5%
FOOD 1.5%
ELECTRICAL COMPONENTS & EQUIPMENT 1.1%
BUILDING MATERIALS 0.8%
HOME FURNISHINGS 0.8%
INVESTMENT COMPANIES 0.8%
ELECTRIC 0.8%
AUTO PARTS & EQUIPMENT 0.8%
HEALTHCARE-PRODUCTS 0.7%

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2014

Principal Amount		Value
	CONVERTIBLE BONDS – 8.2%
	HEALTHCARE-PRODUCTS – 0.7%
	Volcano Corp.
$500,000	1.750%, 12/1/2017	$435,313
	INTERNET – 2.3%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018	492,500
	Qihoo 360 Technology Co., Ltd. – ADR
500,000	2.500%, 9/15/2018(1)(2)	494,688
	WebMD Health Corp.
500,000	2.500%, 1/31/2018	506,875
		1,494,063
	MINING – 2.8%
	Royal Gold, Inc.
1,000,000	2.875%, 6/15/2019	1,042,499
	Silver Standard Resources, Inc.
1,000,000	2.875%, 2/1/2033(1)(2)(5)	796,875
		1,839,374
	PHARMACEUTICALS – 1.1%
	VIVUS, Inc.
1,000,000	4.500%, 5/1/2020	733,750
	SOFTWARE – 1.3%
	Electronic Arts, Inc.
700,000	0.750%, 7/15/2016	866,688
	TOTAL CONVERTIBLE BONDS
	(Cost $5,543,827)	5,369,188
	CORPORATE BONDS – 72.5%
	AUTO PARTS & EQUIPMENT – 0.8%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	507,500
	BANKS – 4.2%
	Citigroup, Inc.
500,000	5.950%, 1/30/2023(4)(5)	500,469
	Fifth Third Bancorp
250,000	4.900%, 9/30/2019(4)(5)	246,013
	Goldman Sachs Group, Inc. (The)
500,000	5.700%, 5/10/2019(4)(5)	509,708
	Morgan Stanley
500,000	5.450%, 7/15/2019(4)(5)	496,875
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	562,499
Principal Amount		Value
	CORPORATE BONDS (Continued)
	BANKS (Continued)
	Wells Fargo & Co.
$400,000	7.980%, 3/15/2018(4)(5)	$439,720
		2,755,284
	BUILDING MATERIALS – 0.8%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	540,000
	CHEMICALS – 1.5%
	Hexion US Finance Corp.
1,000,000	6.625%, 4/15/2020	1,010,000
	COMMERCIAL SERVICES – 2.7%
	Avis Budget Car Rental LLC
750,000	5.500%, 4/1/2023(5)	748,125
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	501,250
500,000	6.000%, 4/1/2024	495,000
		1,744,375
	DIVERSIFIED FINANCIAL SERVICES – 2.5%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022(4)(5)	579,627
	Icahn Enterprises LP
1,000,000	6.000%, 8/1/2020(5)	1,032,500
		1,612,127
	ELECTRIC – 0.8%
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022(1)	515,313
	ELECTRICAL COMPONENTS & EQUIPMENT – 1.1%
	Belden, Inc.
750,000	5.250%, 7/15/2024(1)	721,875
	ENTERTAINMENT – 2.7%
	Cedar Fair LP
500,000	5.375%, 6/1/2024(1)	485,625
	Scientific Games International, Inc.
500,000	6.250%, 9/1/2020(5)	420,000
1,000,000	6.625%, 5/15/2021(1)(5)	838,750
		1,744,375
	FOOD – 1.5%
	Big Heart Pet Brands
519,000	7.625%, 2/15/2019	516,405
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021(1)(5)	496,250
		1,012,655

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES – 4.6%
	CHS/Community Health Systems, Inc.
$500,000	5.125%, 8/1/2021(1)	$501,250
	DaVita HealthCare Partners, Inc.
500,000	5.125%, 7/15/2024	492,188
	HCA Holdings, Inc.
500,000	6.250%, 2/15/2021	523,749
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022(1)	490,000
	Select Medical Corp.
1,000,000	6.375%, 6/1/2021(5)	1,005,000
		3,012,187
	HOME BUILDERS – 2.8%
	DR Horton, Inc.
500,000	5.750%, 8/15/2023	520,000
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020(1)	526,250
	KB Home
500,000	8.000%, 3/15/2020	552,500
250,000	7.500%, 9/15/2022	268,750
		1,867,500
	HOME FURNISHINGS – 0.8%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	535,000
	LODGING – 3.1%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	491,250
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021(1)(2)	482,500
	MGM Resorts International
1,000,000	6.625%, 12/15/2021(5)	1,060,000
		2,033,750
	MEDIA – 4.7%
	Cequel Communications Holdings I LLC
750,000	6.375%, 9/15/2020(1)	775,313
	DISH DBS Corp.
750,000	5.875%, 7/15/2022(5)	766,875
	Sirius XM Radio, Inc.
500,000	5.875%, 10/1/2020(1)(5)	507,500
1,000,000	6.000%, 7/15/2024(1)(5)	1,017,499
		3,067,187
	MISCELLANEOUS MANUFACTURING – 2.7%
	Actuant Corp.
970,000	5.625%, 6/15/2022	1,013,650
Principal Amount		Value
	CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
	Bombardier, Inc.
$750,000	6.125%, 1/15/2023(1)(2)	$754,688
		1,768,338
	OIL & GAS – 4.2%
	Murphy Oil USA, Inc.
750,000	6.000%, 8/15/2023(5)	785,625
	SandRidge Energy, Inc.
750,000	8.750%, 1/15/2020	776,250
	United Refining Co.
618,000	10.500%, 2/28/2018	661,260
	W&T Offshore, Inc.
500,000	8.500%, 6/15/2019	520,000
		2,743,135
	OIL & GAS SERVICES – 1.8%
	Gulfmark Offshore, Inc.
500,000	6.375%, 3/15/2022	485,000
	Hornbeck Offshore Services, Inc.
750,000	5.000%, 3/1/2021	716,250
		1,201,250
	PACKAGING & CONTAINERS – 2.4%
	Ball Corp.
750,000	5.000%, 3/15/2022(5)	757,500
	Sealed Air Corp.
750,000	6.500%, 12/1/2020(1)	803,438
		1,560,938
	PHARMACEUTICALS – 2.2%
	Endo Finance LLC & Endo Finco, Inc.
500,000	5.375%, 1/15/2023(1)	478,750
	Grifols Worldwide Operations Ltd.
1,000,000	5.250%, 4/1/2022(1)(2)(5)	990,000
		1,468,750
	PIPELINES – 3.3%
	Niska Gas Storage Canada ULC
1,250,000	6.500%, 4/1/2019(1)(2)(5)	1,098,438
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	546,250
	Sabine Pass Liquefaction LLC
500,000	6.250%, 3/15/2022(1)	526,875
		2,171,563
	REITS – 1.5%
	Iron Mountain, Inc.
500,000	6.000%, 8/15/2023	515,000
500,000	5.750%, 8/15/2024	493,125
		1,008,125

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Principal Amount		Value
	CORPORATE BONDS (Continued)
	RETAIL – 5.1%
	Claire's Stores, Inc.
$500,000	9.000%, 3/15/2019(1)	$512,500
	Ferrellgas LP
500,000	6.500%, 5/1/2021	491,250
	JC Penney Corp., Inc.
1,000,000	5.650%, 6/1/2020	844,999
	Kohl's Corp.
500,000	3.250%, 2/1/2023	484,935
	Neiman Marcus Group LTD LLC
500,000	8.000%, 10/15/2021(1)	522,500
	Toys R Us Property Co II LLC
500,000	8.500%, 12/1/2017	506,250
		3,362,434
	SOFTWARE – 2.0%
	First Data Corp.
750,000	7.375%, 6/15/2019(1)(5)	791,325
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020(1)	491,250
		1,282,575
	TELECOMMUNICATIONS – 12.7%
	Avaya, Inc.
1,000,000	9.000%, 4/1/2019(1)(5)	1,012,499
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020(5)	517,625
750,000	5.800%, 3/15/2022(5)	772,499
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021(1)(5)	723,750
	Frontier Communications Corp.
500,000	8.500%, 4/15/2020(5)	557,500
250,000	6.250%, 9/15/2021	248,125
750,000	7.125%, 1/15/2023(5)	768,750
	Sprint Capital Corp.
750,000	6.900%, 5/1/2019	792,188
	T-Mobile USA, Inc.
500,000	6.250%, 4/1/2021(5)	506,875
500,000	6.125%, 1/15/2022(5)	504,375
	West Corp.
897,000	7.875%, 1/15/2019	937,926
	Windstream Corp.
500,000	7.750%, 10/15/2020	528,750
500,000	6.375%, 8/1/2023	484,375
		8,355,237
	TOTAL CORPORATE BONDS
	(Cost $48,389,277)	47,601,473
Number of Shares		Value
	PREFERRED STOCKS – 7.4%
	BANKS – 1.3%
	JPMorgan Chase & Co.
20,000	6.700%(5)	$511,200
	Regions Financial Corp.
15,000	6.375%(5)	367,350
		878,550
	DIVERSIFIED FINANCIAL SERVICES – 2.2%
	Ally Financial, Inc.
22,500	8.500%(5)	605,925
	Discover Financial Services
15,000	6.500%(5)	378,150
	RBS Capital Funding Trust VII
20,000	6.080%(5)	477,800
		1,461,875
	INVESTMENT COMPANIES – 0.8%
	KKR Financial Holdings LLC
20,000	7.375%(5)	516,400
	REITS – 3.1%
	Annaly Capital Management, Inc.
15,000	7.500%(5)	366,000
	Capstead Mortgage Corp.
15,000	7.500%(5)	362,250
	Digital Realty Trust, Inc.
20,000	7.375%(5)	521,000
	iStar Financial, Inc.
15,000	8.000%(5)	374,250
	MFA Financial, Inc.
15,000	7.500%(5)	357,600
		1,981,100
	TOTAL PREFERRED STOCKS
	(Cost $4,824,620)	4,837,925
Number of Contracts		Value
	PURCHASED OPTIONS CONTRACT – 0.0%
	VIVUS, Inc. Put Option
	Exercise Price: $4.00, Expiration
400	Date: January 2015	27,600
	TOTAL PURCHASED OPTIONS CONTRACT
	(Cost $30,820)	27,600

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Principal Amount		Value
	SHORT-TERM INVESTMENT – 9.7%
	Fidelity Institutional Money Market
$6,358,208	Fund, 0.04%(3)	$6,358,208
	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,358,208)	6,358,208
	TOTAL INVESTMENTS – 97.8%
	(Cost $65,146,752)	64,194,394
	Other Assets in Excess
	of Liabilities – 2.2%	1,435,408
	TOTAL NET ASSETS – 100.0%	$65,629,802

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. Ziegler Capital Management, LLC (the "Adviser") has determined these securities to be liquid, unless otherwise noted, under procedures established by the Fund's Board of Trustees.

(2) Foreign security denominated in U.S. Dollars

(3) The rate is the annualized seven-day yield at period end

(4) Perpetual bond with no stated maturity date. Date provided is next call date.

(5) All or a portion of the security is held as collateral for open short positions

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

SECURITIES SOLD SHORT

Number of Shares		Value
	COMMON STOCKS – 2.2%
15,400	Electronic Arts, Inc.*	$548,394
12,500	JC Penney Co., Inc.*	125,500
2,115	Qihoo 360 Technology Co., Ltd. – ADR*	142,699
3,895	Royal Gold, Inc.	252,942
23,750	Silver Standard Resources, Inc.*	144,875
20,705	VIVUS, Inc.*	79,921
2,280	Volcano Corp.*	24,259
3,760	WebMD Health Corp.*	157,206
	TOTAL COMMON STOCKS
	(Proceeds $1,635,612)	1,475,796
Principal Amount		Value
	CORPORATE BONDS – 7.7%
	AES Corp.
$500,000	4.875%, 5/15/2023	477,500
	Alcatel-Lucent USA, Inc.
500,000	6.750%, 11/15/2020(1)	510,000
	Aramark Services, Inc.
1,000,000	5.750%, 3/15/2020	1,030,000
	ArcelorMittal
1,000,000	6.750%, 2/25/2022	1,078,750
	Atlas Pipeline Partners LP
1,000,000	5.875%, 8/1/2023	982,500
	Denbury Resources, Inc.
500,000	4.625%, 7/15/2023	465,000
	Isle of Capri Casinos, Inc.
500,000	5.875%, 3/15/2021	508,750
	TOTAL CORPORATE BONDS
	(Proceeds $5,140,000)	5,052,500
Number of Shares		Value
	EXCHANGE TRADED FUND – 4.8%
80,000	iShares US Preferred Stock ETF	3,161,600
	TOTAL EXCHANGE TRADED FUND
	(Proceeds $3,021,009)	3,161,600
Principal Amount		Value
	U.S. TREASURY BONDS – 32.8%
$5,295,000	1.500%, 5/31/2019	$5,240,398
11,810,000	2.000%, 5/31/2021	11,674,374
4,545,000	2.500%, 5/15/2024	4,548,372
	TOTAL U.S. TREASURY BONDS
	(Proceeds $21,439,608)	21,463,144
	TOTAL SECURITIES SOLD SHORT – 47.5%
	(Proceeds $31,236,229)	$31,153,040

*  Non-Income Producing

ADR – American Depositary Receipt

(1)  144A Restricted Security

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Credit Default Swaps – Sell Protection(1)

Counterparty	Description	Notional Amount(2)	Fixed Receive Rate	Maturity Date	Fair Value(3)	Unamortized Premium Paid (Received)	Periodic Payments Receivable/ (Payable)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	The Markit CDX North America High Yield Index Series 22	$495,000	5.00%	6/20/2019	$29,656	$33,228	$619	$(2,953)
Total Credit Default Swaps					29,656	33,228	619	(2,953)
Total Swap Contracts					$29,656	$33,228	$619	$(2,953)

(1)  As a seller of credit protection, the Fund will pay when a credit event occurs, as defined under the terms of the swap agreement, either (i) a net amount equal to the par value of the defaulted reference entity and take delivery of the referenced entity or (ii) pay a net settlement amount equal to the par value of the defaulted reference entity less its recovery value.

(2)  For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

(3)  The value of the credit default swaps is an indicatior of the current performance risk and represent the likelihood of an expected credit default event. In absolute terms, an increasing value represents a deterioration of the referenced index's credit soundness, and a greater likelihood of a credit event as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium	Value
JPMorgan	CDX.N.A.HY.22
	Put — 5 Year Index	Buy	$102.00	12/17/2014	$10,000,000	$81,180	$75,143
Total Credit Default Swaptions on Credit Indices						81,180	75,143
Total Swaption Contracts						$81,180	$75,143

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2014

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	175	December 2014	$(16,952)
90 Day Euro $ Future	(39)	December 2014	(31,079)
90 Day Euro $ Future	(39)	March 2015	(32,904)
90 Day Euro $ Future	(38)	June 2015	(64,088)
90 Day Euro $ Future	(38)	September 2015	(9,388)
90 Day Euro $ Future	(38)	December 2015	11,826
90 Day Euro $ Future	(38)	March 2016	27,100
90 Day Euro $ Future	(41)	June 2016	18,364
90 Day Euro $ Future	(4)	September 2016	1,636
Total Futures Contracts			$(95,485)

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014

Assets:
Investments in securities, at value (cost $65,115,932)	$64,166,794
Purchased options, at value (cost $30,820)	27,600
Purchased swaptions, at value (cost $81,180)	75,143
Premiums paid on open swap contract	33,228
Deposits with brokers	33,606,415
Receivables:
Investment securities sold	3,300,375
Dividends and interest	867,411
Prepaid expenses	13,947
Total assets	102,090,913
Liabilities:
Securities sold short, at value (proceeds $31,236,229)	31,153,040
Unrealized depreciation on open swap contract	2,953
Payables:
Investment securities purchased	4,987,908
Fund shares redeemed	6,076
Due to Investment Adviser	25,154
Interest on securities sold short	195,694
Distribution Fees – Investor Class (Note 6)	4,452
Shareholder Servicing Fees – Institutional Class (Note 7)	15,576
Trustees' fees	3,837
Variation margin	856
Accrued other expenses	65,565
Total liabilities	36,461,111
Net Assets	$65,629,802
Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$68,696,849
Undistributed net investment income	17,953
Accumulated net realized loss on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	(2,111,356)
Net unrealized appreciation (depreciation) on:
Investments	(949,138)
Purchased options	(3,220)
Purchased swaptions	(6,037)
Swap contract	(2,953)
Securities sold short	83,189
Futures contracts	(95,485)
Net Assets	$65,629,802

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

September 30, 2014

Investor Class:
Net Assets	$293,694
Issued and Outstanding	31,112
Net Asset Value, Redemption Price and Offering Price Per Share	$9.44
Institutional Class:
Net Assets	$65,336,108
Issued and Outstanding	6,941,667
Net Asset Value, Redemption Price and Offering Price Per Share	$9.41

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2014

Investment Income:
Dividend income	$397,762
Interest income	2,550,890
Total investment income	2,948,652
Expenses:
Advisory fees (Note 3)	341,185
Interest on short positions	494,585
Securities borrowing fees on securities sold short	187,528
Dividends on short positions	159,653
Administration and fund accounting fees	99,350
Registration fees	48,540
Legal fees	42,102
Transfer agent fees and expenses	41,478
Audit fees	16,001
Shareholder reporting fees	14,229
Custody fees	13,053
Compliance fee	9,079
Trustees' fees	8,851
Miscellaneous	7,519
Interest expense	4,521
Insurance fees	3,641
Distribution fees – Investor Class (Note 6)	757
Total expenses	1,492,072
Expenses waived by the Adviser	(146,694)
Net expenses	1,345,378
Net investment income	1,603,274
Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Swap Contract, Securities Sold Short, and Futures Contracts:
Net realized gain (loss) on:
Investments	(97,288)
Purchased options	(74,459)
Purchased swaptions	(503,562)
Swap contract	2,413
Securities sold short	(456,253)
Futures contracts	149,350
Net realized loss	(979,799)
Net change in unrealized appreciation/depreciation on:
Investments	409,118
Purchased options	(33,417)
Purchased swaptions	80,558
Swap contract	(2,953)
Securities sold short	437,768
Futures contracts	(118,636)
Net change in unrealized appreciation/depreciation	772,438
Net realized and unrealized loss on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	(207,361)
Net Increase in Net Assets Resulting from Operations	$1,395,913

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,603,274	$1,675,149
Net realized loss on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	(979,799)	(1,292,595)
Net change in unrealized appreciation/depreciation on investments, purchased options, purchased swaptions, swap contract, securities sold short, and futures contracts	772,438	(2,280,622)
Net increase (decrease) in net assets resulting from operations	1,395,913	(1,898,068)
Distributions to shareholders:
From net investment income:
Investor Class	(7,649)	(446,058)
Institutional Class	(1,588,001)	(1,184,021)
From net realized gains:
Investor Class	—	(30,875)
From return of capital:
Investor Class	—	(10,702)
Institutional Class	—	(28,406)
Total distributions to shareholders	(1,595,650)	(1,700,062)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	102,525	8,930,810
Institutional Class	26,697,953	41,425,782
Reinvestment of distributions:
Investor Class	7,649	397,495
Institutional Class	1,588,001	1,212,427
Cost of shares repurchased:
Investor Class	(107,777)	(40,288,056)
Institutional Class	(1,869,784)	(40,420)
Net increase in net assets from capital transactions	26,418,567	11,638,038
Total Increase in Net Assets	26,218,830	8,039,908
Net Assets:
Beginning of year	39,410,972	31,371,064
End of year	$65,629,802	$39,410,972
Undistributed net investment income	$17,953	$—
Capital Share Transactions:
Shares sold:
Investor Class	10,790	867,723
Institutional Class	2,786,768	4,065,196
Shares reinvested:
Investor Class	801	39,038
Institutional Class	166,814	123,644
Shares repurchased:
Investor Class	(11,293)	(3,927,142)
Institutional Class	(196,549)	(4,206)
Net increase in shares outstanding	2,757,331	1,164,253

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per Share Data for a Share Outstanding Throughout Each Period.

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$9.37	$10.28	$10.00
Income (Loss) from Investment Operations:
Net investment income	0.26 (1)	0.48 (1)	0.27
Net realized and unrealized gain (loss) on investments	0.06 (9)	(0.93)	0.29
Total income (loss) from investment operations	0.32	(0.45)	0.56
Less Distributions:
From net investment income	(0.25)	(0.44)	(0.28)
From net realized gain on investments	—	(0.01)	—
From return of capital	—	(0.01)	—
Total distributions	(0.25)	(0.46)	(0.28)
Net asset value, end of period	$9.44	$9.37	$10.28
Total return(2)	3.47%	(4.58)%	5.64	%(3)(4)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$294	$289	$31,371
Ratio of expenses to average net assets(6)
Before fees waived/reimbursed by the Adviser	3.09%	1.87%	3.07	%(5)
After fees waived/reimbursed by the Adviser	2.81%	1.16%	1.37	%(5)
Ratio of net investment income to average net assets(7)
Before fees waived/reimbursed by the Adviser	2.53%	3.98%	4.05	%(5)
After fees waived/reimbursed by the Adviser	2.81%	4.69%	5.75	%(5)
Portfolio turnover rate(8)	96%	67%	71	%(4)

*  Commencement of Operations

(1)  Computed using average shares method.

(2)  Total return does not include sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(3)  Total return includes sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(4)  Not Annualized.

(5)  Annualized.

(6)  The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, was 1.35%, 1.81% and 2.80%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees waived/reimbursed by the Adviser, was 1.07%, 1.10% and 1.10%, respectively.

(7)  The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2014, September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees waived/reimbursed by the Adviser, was 4.14%, 4.04% and 4.32%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees waived/reimbursed by the Adviser, was 4.42%, 4.75% and 6.02%, respectively.

(8)  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

(9)  The amount of realized and unrealized gain (loss) per share does not accord with the amount reported in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values during the year.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period.

	For the Year Ended September 30, 2014		For the Period February 1, 2013* Through September 30, 2013
Net asset value, beginning of period	$9.35		$10.28
Income (Loss) from Investment Operations:
Net investment income(1)	0.28		0.31
Net realized and unrealized gain (loss) on investments	0.06	(7)	(0.89)
Total income (loss) from investment operations	0.34		(0.58)
Less Distributions:
From net investment income	(0.28)		(0.34)
From net realized gain on investments	—		(0.01)
Total distributions	(0.28)		(0.35)
Net asset value, end of period	$9.41		$9.35
Total return	3.63%		5.74	%(2)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$65,336		$39,122
Ratio of expenses to average net assets(4)
Before fees waived/reimbursed by the Adviser	2.84%		2.44	%(3)
After fees waived/reimbursed by the Adviser	2.56%		1.55	%(3)
Ratio of net investment income to average net assets(5)
Before fees waived/reimbursed by the Adviser	2.78%		3.79	%(3)
After fees waived/reimbursed by the Adviser	3.06%		4.68	%(3)
Portfolio turnover rate	96	%(6)	67	%(2)(6)

*  Commencement of Operations

(1)  Computed using average shares method.

(2)  Not Annualized.

(3)  Annualized.

(4)  The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, was 1.23% and 1.84%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees waived/reimbursed by the Adviser, was 0.95% and 0.95%, respectively.

(5)  The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratios of net investment income to average net assets, before fees waived/reimbursed by the Adviser, was 4.39% and 4.39%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees waived/reimbursed by the Adviser, was 4.67% and 5.28%, respectively.

(6)  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

(7)  The amount of realized and unrealized gain (loss) per share does not accord with the amount reported in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuation market value during the year.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

NOTE 1 – Organization

The Ziegler Strategic Income Fund (the "Fund") is a non-diversified series of Trust for Advised Portfolios (the "Trust"). The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Prior to January 1, 2014, the Trust was previously registered as the Ziegler Capital Management Investment Trust" "Ziegler Lotsoff Capital Management Investment Trust" and "Lotsoff Capital Management Investment Trust".

The Fund seeks to provide high current income and capital appreciation. The Fund currently offers two share classes, the Investor Class and the Institutional Class. The Fund commenced operations on January 31, 2012, and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013. The Institutional Class commenced operations on February 1, 2013. Each class of shares represents an equal pro rata interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. The Investor shares are subject to an annual distribution fee as described in Note 6. Income and expenses (other than those attributable to a specific class), and realized and unrealized gain and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or "Ziegler") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's investments in each category investment type as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Convertible Bonds	$—	$5,369,188	$—	$5,369,188
Corporate Bonds	—	47,601,473	—	47,601,473
Preferred Stocks	4,837,925	—	—	4,837,925
Purchased Options Contract	27,600	—	—	27,600
Short-Term Investment	6,358,208	—	—	6,358,208
Total	$11,223,733	$52,970,661	$—	$64,194,394
Liabilities
Common Stocks	$(1,475,796)	$—	$—	$(1,475,796)
Corporate Bonds	—	(5,052,500)	—	(5,052,500)
Exchange-Traded Fund	(3,161,600)	—	—	(3,161,600)
U.S. Treasury Bonds	—	(21,463,144)	—	(21,463,144)
Total	$(4,637,396)	$(26,515,644)	$—	$(31,153,040)
Other Financial Instruments*
Credit Default Swaps**	$—	$(2,953)	$—	$(2,953)
Credit Default Swaptions on Credit Indices	—	75,143	—	75,143
Futures Contracts**	(95,485)	—	—	(95,485)
Total Other Financial Instruments	$(95,485)	$72,190	$—	$(23,295)

*  Other financial instruments are swaps, swaptions and futures contracts which are detailed in the Schedule of Investments.

**  Values reported are unrealized appreciation/depreciation at year end.

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at year end.

There were no Level 3 securities held at year end.

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in "Deposits with brokers" on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(c) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or "derived from" – the values of other assets, reference rates, or indices. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended September 30, 2014 was related to the use of purchased options, purchased swaptions, swap contracts, and futures contracts.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts. As of September 30, 2014, the Fund had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of September 30, 2014, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The Fund did not write any options during the year ended September 30, 2014.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of September 30, 2014, the Fund had an outstanding options contract as listed on Schedule of Investments.

Swaptions – An option on a swap contract, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of September 30, 2014, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund's derivative contracts by primary risk exposure as of September 30, 2014:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Equity Contracts	Purchased options, at value	$27,600	N/A	N/A
Credit contracts	Purchased swaptions, at value	75,143	Unrealized depreciation on open swap contracts	$2,953
Interest rate contracts*	N/A	N/A	Variation margin on futures	16,952
Currency contracts*	Variation margin on futures	58,926	Variation margin on futures	137,459
Total		$161,669		$157,364

*  Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth the Fund's realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended September 30, 2014:

	Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Swap contracts	Futures contracts	Purchased swaptions	Total
Credit contracts	$—	$2,413	$—	$(503,562)	$(501,149)
Interest rate contracts	(74,459)	—	271,804	—	197,345
Volatility contracts	—	—	—	—	—
Currency contracts	—	—	(122,454)	—	(122,454)
Total	$(74,459)	$2,413	$149,350	$(503,562)	$(426,258)

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The following table sets forth the Fund's change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the year ended September 30, 2014:

	Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased options	Swap contracts	Futures contracts	Purchased swaptions	Total
Equity contracts	$(3,220)	$—	$—	$—	$(3,220)
Credit contracts	—	(2,953)	—	80,558	77,605
Interest rate contracts	(30,197)	—	(180,469)	—	(210,666)
Volatility contracts	—	—	—	—	—
Currency contracts	—	—	61,833	—	61,833
Total	$(33,417)	$(2,953)	$(118,636)	$80,558	$(74,448)

The gross notional amount of swaptions for the Fund as of September 30, 2014 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $16,250,000 for the year ended September 30, 2014. The quarterly average number of long futures contracts for the Fund was 175 for the year ended September 30, 2014. The quarterly average number of short futures contracts for the Fund was (275) for the year ended September 30, 2014. The fair value of such contracts at September 30, 2014 is set forth in the table above.

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of September 30, 2014, the Fund held the following derivative instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:	Gross	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
Description	Amounts of Recognized Liabilities	Statement of Assets & Liabilities	Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Futures Contracts	$5,956	$(5,100)	$856	$—	$856	(1)	$—
	$5,956	$(5,100)	$856	$—	$856	(1)	$—

(1)  Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes – The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. As of September 30, 2014, open tax years subject to examination also include the tax years ended September 30, 2012 and September 30, 2013. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At September 30, 2014, the Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05% and 0.95% of average daily net assets for Investor Class Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions, and other charges relating to the purchase and sale of the Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.05% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively. The expense limitation for the Investor Class shares was reduced from 1.10% to 1.05% of average daily net assets effective January 31, 2014. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the year ended September 30, 2014, the Adviser made $146,694 in waivers to the Fund.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

The Adviser may recoup a portion of the following amounts no later than September 30 of the years stated below:

2015:	$213,004
2016:	294,334
2017:	146,694
$654,032

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for the Fund for the year ended September 30, 2014, were as follows:

Purchases	$68,042,667
Sales	$47,435,787

NOTE 5 – Federal Income Tax Information

At September 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$65,245,334
Gross Unrealized Appreciation	$901,600
Gross Unrealized Depreciation	(1,877,397)
Net Unrealized Appreciation (Depreciation) on Investments	$(975,797)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2014, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(18,915)	$10,329	$8,586

The tax character of distributions paid during the year ended September 30, 2014 and fiscal year ended September 30, 2013 were as follows:

	September 30, 2014	September 30, 2013
Distributions Paid From:
Ordinary Income	$1,595,650	$1,660,954
Tax Return of Capital	—	39,108
Total Distributions Paid	$1,595,650	$1,700,062

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2014

As of September 30, 2014, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—
Accumulated Earnings	—
Unrealized Appreciation (Depreciation)	(975,797)
Unrealized Appreciation (Depreciation) from Short Proceeds, Swaptions, and Other Adjustments	(2,091,250)
Total Accumulated Earnings (Deficit)	$(3,067,047)

As of September 30, 2014 the Fund had $900,514 of post-October loss, which is deferred until fiscal year 2015 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

At September 30, 2014, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(1,236,609)	$(52,316)	$(1,288,925)

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the year ended September 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the year ended September 30, 2014, the Fund did not incur any shareholder servicing fees.

NOTE 8 – Subsequent Events

On November 18, 2014, the Board of Trustees approved an agreement and plan of reorganization for the Fund into the Nationwide Strategic Income Fund (the "Acquiring Fund"), a newly-created series of the Nationwide Mutual Funds, subject to shareholder approval. Ziegler will serve as the subadvisor to the Acquiring Fund, and the current portfolio managers of the Fund will serve as the portfolio managers of the Acquiring Fund.

Additional subsequent events after the date of Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements presented in this report.

Ziegler Strategic Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Ziegler Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of the Ziegler Strategic Income Fund, a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended and for the period January 31, 2012 (commencement of operations) through September 20, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers and by other appropriate auditing procedures where responses from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ziegler Strategic Income Fund as of September 30, 2014, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
December 1, 2014

Ziegler Capital Management Investment Trust

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fee and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2014	Ending account value September 30, 2014	Expenses paid during the period ended September 30, 2014(1)
Investor Class
Actual Example	$1,000.00	$992.50	$14.24
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,010.78	14.37
Institutional Class
Actual Example	1,000.00	993.20	12.99
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,012.03	13.11

(1)  Expenses are equal to the Fund's annualized expense ratio of 2.85% and 2.60% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Strategic Income Fund

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes for the year ended June 30, 2013 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

For the year ended September 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 9.94%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2014, was 10.10%.

Additional Information Applicable to Foreign Shareholders Only

The percent of ordinary dividend distributions for the year ended September 30, 2014, which are designated as interest-related dividends under Internal Revenue Code Section 871 (k)(1)(C) for the Fund was 87.00%.

For the year ended September 30, 2014, the Percentage of taxable income distributions that are designated as short term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00% (unaudited).

Ziegler Strategic Income Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
John Chrystal 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Since 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Director, Javelin Mortgage Investments, Inc.; Director, The Bancorp, Inc.; Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Albert J. DiUlio, S.J. 615 E. Michigan St. Milwaukee, WI 53202 Age: 71	Trustee	Since 2011	Treasurer, Midwest Province of the Society of Jesus. President of the Vatican Observatory Foundation, September 2011 through August 2014. Sabbatical, September 2010 through August 2011. Secretary for Finance and Higher Education USA Jesuit Conference, January 2005 through August 2010.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
David S. Krause 615 E. Michigan St. Milwaukee, WI 53202 Age: 60	Trustee	Since 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Harry E. Resis 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Interested Trustee
Ian Martin 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Trustee	Since 2013	Executive Vice President, U.S. Bancorp Fund Services, LLC.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).

Ziegler Strategic Income Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Age: 39	President and Principal Executive Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Vice President, Huntington Asset Services (2008 to 2011).	N/A	N/A
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Age: 56	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008-2011).	N/A	N/A
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Age: 34	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present): Senior Fund Administrator, Huntington Asset Services (2002 to 2011).	N/A	N/A
Wendy M. Barron 615 E. Michigan Street Milwaukee, WI 53202 Age: 36	Assistant Treasurer	Since 2014	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC, (2008 to present).	N/A	N/A
Jeanine M. Bajczyk, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Age: 49	Secretary	Since 2014	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).	N/A	N/A

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

ZIEGLER STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)

– INSTITUTIONAL CLASS (ZLSIX)

Quasar Distributors, LLC

615 E. Michigan Street

Milwaukee, WI 53201-1811

www.zcmfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Ziegler Strategic Income Fund

	FYE 9/30/2014	FYE 9/30/2013
Audit Fees	$14,000	$14,000
Audit-Related Fees	None	None
Tax Fees	$2,000	$2,000
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 9/30/2014	FYE 9/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2014	FYE 9/30/2013
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	12/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	12/2/14

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	12-2-14

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